Select Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended									12 Months Ended
		Sep. 01, 2009	Dec. 31, 2015		Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Line Items]
Revenues			$ 310	[1]	$ 195	$ 193	$ 183	$ 190	$ 187	$ 186	$ 184	$ 961	$ 793	$ 713
Income from operations			74	[1]	68	82	74	53	61	60	71	298	245	213
Net income			42	[1]	63	76	68	51	59	59	70	249	239	211
Net income attributable to MPLX LP			18	[1]	41	51	46	29	30	28	34	156	121	78
Distributions declared: [Abstract]
Limited partner units												315	112	88
Incentive distribution rights - MPC												54	4	0
Total distributions declared			189	[1]	$ 47	$ 42	$ 37	33	$ 28	$ 26	$ 25
Assets
Property, plant and equipment, net			9,997					1,324				9,997	1,324
Liabilities
Accrued liabilities			187					14				187	14
Deferred credits and other liabilities			$ 166					$ 2				166	2
Limited Partners Common Units [Member]
Quarterly Financial Data [Line Items]
Net income attributable to MPLX LP												$ 97	$ 58	$ 39
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Common - basic			$ (0.14)	[1]	$ 0.41	$ 0.50	$ 0.46	$ 0.38	$ 0.37	$ 0.37	$ 0.41	$ 1.23	$ 1.55	$ 1.05
Common - diluted			(0.14)	[1]	0.41	0.50	0.46	0.38	0.37	0.37	0.41	1.22	1.55	1.05
Distributions declared per limited partner common unit			0.5000	[1]	0.4700	0.4400	0.4100	0.3825	0.3575	0.3425	0.3275	$ 1.8200	$ 1.4100	$ 1.1675
Distributions declared: [Abstract]
Limited partner units	[2]											$ 224	$ 54	$ 43
Limited Partners Subordinated Units [Member]
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Subordinated - basic and diluted			$ 0.00	[1]	$ 0.00	$ 0.50	$ 0.46	$ 0.33	$ 0.37	$ 0.37	$ 0.41
Public [Member]
Distributions declared: [Abstract]
Limited partner units			$ 120	[1]	$ 11	$ 10	$ 10	$ 9	$ 7	$ 6	$ 7
MPC [Member]
Distributions declared: [Abstract]
Limited partner units			29	[1]	27	25	23	21	19	19	18
General partner units - MPC			3	[1]	1	1	1	1	1	0	0
Incentive distribution rights - MPC			$ 37	[1]	$ 8	$ 6	$ 3	$ 2	$ 1	$ 1	$ 0
MPC [Member] | Limited Partners Subordinated Units [Member]
Quarterly Financial Data [Line Items]
Net income attributable to MPLX LP												$ 2	$ 55	$ 37
Net income attributable to MPLX LP subsequent to initial public offering per limited partner unit:
Common - basic												$ 0.11	$ 1.50	$ 1.01
Common - diluted												0.11	1.50	1.01
Subordinated - basic and diluted												$ 0.11	$ 1.50	$ 1.01
Distributions declared: [Abstract]
Limited partner units	[2]											$ 31	$ 52	$ 43
SMR [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Liability		$ 73
Imputed Interest Rate on Liability			6.39%									6.39%
Assets
Property, plant and equipment, net			$ 69									$ 69
Liabilities
Accrued liabilities			4									4
Deferred credits and other liabilities			$ 96									$ 96

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.
[2]	(1) See Note 8 for information regarding the distribution.